MAINLAND CHINA CONTRIBUTION AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION AND PROFIT APPROPRIATION
MAINLAND CHINA CONTRIBUTION AND PROFIT APPROPRIATION

21. MAINLAND CHINA CONTRIBUTION AND PROFIT APPROPRIATION

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to qualified employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contributions. The total contributions for such employee benefits were RMB 25,200, RMB 40,216 and RMB 57,700 for the years ended December 31, 2009, 2010 and 2011, respectively.

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s subsidiaries in the PRC, being foreign invested enterprises established in China, are required to provide for certain statutory reserves, namely general reserve, enterprise expansion reserve and staff welfare and bonus reserve, all of which are appropriated from net profit as reported in the Group’s PRC statutory accounts. The Company’s subsidiaries in the PRC are required to allocate at least 10% of their after-tax profits to the general reserve fund until such fund has reached 50% of their respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of the Company’s subsidiaries.

In accordance with the China Company Laws, the Group’s VIEs established in China make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserves, namely statutory surplus reserve, statutory public welfare reserve and discretionary surplus reserve. The Company’s or its subsidiaries’ VIEs are required to allocate at least 10% of their after-tax profits to the statutory surplus reserve until the reserve reaches 50% of each entity’s registered capital. Appropriation to the statutory public welfare fund is 5% to 10% of their after-tax profits as reported in the PRC statutory accounts. Effective from January 1, 2006, under the revised China Company Laws, an appropriation to the statutory public welfare reserve is no longer mandatory. Appropriation to the discretionary surplus reserve is made at the discretion of the board of directors of the VIEs.

In accordance with the Law of Promoting Private Education (2003), the Group’s school subsidiaries in China must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserves, namely the education development reserve, which requires annual appropriations of at least 25% of after-tax profits or the increase in net assets of private education schools (as determined under accounting principles generally accepted in the PRC at each year-end) to the statutory reserve.

The following table presents the Group’s appropriations to the general reserve fund, statutory surplus reserve and education development reserve for the years ended December 31, 2009, 2010 and 2011:

	As of December 31,
	2009	2010	2011
	RMB	RMB	RMB

Statutory surplus reserve	24,090	52,269	99,000
Education development reserve	10,065	19,490	23,199
Total	34,155	71,759	122,199

The general reserve and statutory surplus reserve are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. The education development fund is restricted to investment in fixed assets and the expansion of the respective school. The other reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except in the event of liquidation.